Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profit sharing contribution		3.00%	3.00%	2.75%
Company match of participant contributions		50.00%
Maximum annual compensation contribution		2.00%	2.00%	2.00%
Expense under plan		$ 363	$ 338	$ 304
Options outstanding		0	0	5,952	11,904
Total intrinsic value of stock options and outstanding				$ 39
Total intrinsic value of exercisable stock options				$ 39
Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company match of participant contributions	100.00%
Maximum annual compensation contribution	4.00%